Other revenues (Details) - USD ($) $ in Millions		2 Months Ended	3 Months Ended				7 Months Ended	9 Months Ended	12 Months Ended
		Feb. 22, 2022	Sep. 30, 2022		Sep. 30, 2021		Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021		Dec. 31, 2020		Dec. 31, 2019
Variable Interest Entity [Line Items]
Leasing revenues		$ 4	$ 7		$ 7		$ 16	$ 19
Early termination fees		1	3		0		3	0
Other revenues
Variable Interest Entity [Line Items]
Leasing revenues	[1]								$ 26		$ 19		$ 1
Early termination fees	[2]								6		11		11
Total other revenues		$ 5 [3]	$ 10	[3]	$ 7	[3]	$ 19 [3]	$ 19 [3]	$ 32	[4]	$ 30	[4]	$ 12	[4]

[1]	Revenue earned on the charter of the West Castor, West Telesto and West Tucana to Gulfdrill, one of our related parties. Refer to Note 27 – “Related party transactions” for further details.
[2]	Early termination fees were received in 2021 for the West Bollsta, in 2020 for the West Gemini and in 2019 for the West Jupiter and West Castor .
[3]
Includes revenue received from related parties of $69 million and $46 million for the 3 months ended September 30, 2022 (Successor) and September 30, 2021 (Predecessor), and of $143 million, $19 million and $142 million for the period from February 23, 2022 through September 30, 2022 (Successor), Period from January 1, 2022 through February 22, 2022 (Predecessor) and for the nine months ended September 30, 2021 (Predecessor), and costs paid to related parties of $0 million and $13 million for the 3 months ended September 30, 2022 (Successor) and September 30, 2021 (Predecessor), and of $0 million, $3 million and $36 million for the period from February 23, 2022 through September 30, 2022 (Successor), Period from January 1, 2022 through February 22, 2022 (Predecessor) and for the nine months ended September 30, 2021 (Predecessor), respectively. Refer to Note 24 – “Related party transactions” for further details.

[4]	Includes revenue received from related parties of $189 million, $305 million and $333 million and costs paid to related parties of $70 million, $12 million, and $3 million for the years ended December 31, 2021, 2020 and 2019, respectively. Refer to Note 27 – “Related party transactions” for further details.